Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of Interests in Associates

	US Dollars
Figures in millions	2017	2016	2015
Carrying value
Investments in associates	36	20	34
Investments in joint ventures	1,471	1,428	1,431
	1,507	1,448	1,465

Detailed disclosures are provided for the years in which investments in associates and joint ventures are considered to be material.
Summarised financial information of immaterial associates is as follows:

	US Dollars
Figures in millions	2017	2016	2015
Aggregate statement of profit or loss for associates (attributable)
Revenue	21	30	53
Operating costs and expenses	(11)	(38)	(45)
Taxation	2	(1)	4
Profit (loss) for the year	12	(9)	12
Total comprehensive profit (loss) for the year, net of tax	12	(9)	12

Disclosure of Interests in Joint Ventures
Investments in material joint ventures comprise:

Name	Effective %			Description	Country of incorporation and operation
	2017	2016	2015
Kibali Goldmines S.A..(1)	45	45	45	Exploration and mine development	The Democratic Republic of the Congo

(1)	AngloGold Ashanti Limited has a 50% interest in Kibali (Jersey) Limited (Kibali) which holds our effective 45% interest in Kibali Goldmines S.A.

	US Dollars
Figures in millions	2017	2016	2015

Carrying value of joint ventures
Kibali	1,423	1,400	1,406
Immaterial joint ventures	48	28	25
	1,471	1,428	1,431
Reversal (impairment) of investments in joint ventures
Sadiola (note 8)	2	11	12

	US Dollars
Figures in millions	2017	2016	2015

The cumulative unrecognised share of losses of the joint ventures:
Sadiola	—	—	10
Morila	7	9	—
Yatela	2	3	—

Summarised financial information of joint ventures is as follows (not attributable):

	US Dollars
	Kibali
Figures in millions	2017	2016	2015

Statement of profit or loss
Revenue	755	709	747
Other operating costs and expenses	(530)	(471)	(398)
Amortisation of tangible and intangible assets	(264)	(211)	(193)
Finance costs and unwinding of obligations	(5)	(5)	(5)
Interest received	4	5	5
Taxation	54	23	(18)
Profit for the year	14	50	138
Other comprehensive income for the year, net of tax	—	—	3
Total comprehensive income for the year, net of tax	14	50	141
Dividends received from joint venture (attributable)	—	30	35

	US Dollars
	Kibali
Figures in millions	2017	2016	2015

Statement of financial position
Non-current assets	2,834	2,805	2,754
Current assets	166	179	259
Cash and cash equivalents	3	19	22
Total assets	3,003	3,003	3,035

Non-current financial liabilities	41	47	52
Other non-current liabilities	23	32	57
Current financial liabilities	7	10	10
Other current liabilities	107	133	125
Total liabilities	178	222	244

Net assets	2,825	2,781	2,791
Group’s share of net assets	1,413	1,391	1,396
Other	10	9	10
Carrying amount of interest in joint venture	1,423	1,400	1,406

	US Dollars
Figures in millions	2017	2016	2015

Aggregate statement of profit (loss) for immaterial joint ventures (attributable)
Revenue	113	114	138
Other operating costs and expenses	(94)	(95)	(102)
Amortisation of tangible and intangible assets	(16)	(18)	(21)
Taxation	(2)	(3)	(7)
Profit (loss) for the year	1	(2)	8
Total comprehensive income (loss) for the year, net of tax	1	(2)	8